Schedule of Investments (unaudited) October 31, 2022	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 7.2%
Activision Blizzard Inc.	1,562	$113,714
Alphabet Inc., Class A(a)	7,462	705,234
Alphabet Inc., Class C, NVS(a)	7,346	695,372
AT&T Inc.	5,692	103,765
Charter Communications Inc., Class A(a)	181	66,539
Comcast Corp., Class A	3,493	110,868
Electronic Arts Inc.	610	76,836
Fox Corp., Class A, NVS	266	7,679
Fox Corp., Class B	265	7,208
Interpublic Group of Companies Inc. (The)	421	12,542
Liberty Broadband Corp., Class C (a)	474	40,020
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	142	8,198
Meta Platforms Inc, Class A(a)	4,395	409,438
Netflix Inc.(a)	839	244,887
T-Mobile U.S. Inc.(a)	1,065	161,411
Take-Two Interactive Software Inc.(a)	400	47,392
Verizon Communications Inc.	4,809	179,712
Walt Disney Co. (The)(a)	1,387	147,771

		3,138,586

Consumer Discretionary — 9.8%
Airbnb Inc., Class A(a)	55	5,880
Amazon.com Inc.(a)	8,059	825,564
AutoZone Inc.(a)	33	83,585
Best Buy Co. Inc.	1,033	70,668
Booking Holdings Inc.(a)	35	65,432
Chipotle Mexican Grill Inc.(a)	6	8,990
Dollar General Corp.	389	99,214
Dollar Tree Inc.(a)	358	56,743
Domino’s Pizza Inc.	68	22,592
DR Horton Inc.	1,216	93,486
Etsy Inc.(a)(b)	384	36,061
Ford Motor Co.	2,588	34,602
Garmin Ltd.	675	59,427
General Motors Co.	3,517	138,042
Hilton Worldwide Holdings Inc.	152	20,560
Home Depot Inc. (The)	970	287,246
Lowe’s Companies Inc.	590	115,021
Lululemon Athletica Inc.(a)	479	157,610
Marriott International Inc./MD, Class A	49	7,845
McDonald’s Corp.	823	224,399
Nike Inc., Class B	5,420	502,326
NVR Inc.(a)	18	76,280
O’Reilly Automotive Inc.(a)	36	30,138
Pool Corp.	175	53,240
PulteGroup Inc.	508	20,315
Starbucks Corp.	892	77,238
Target Corp.	2,541	417,359
Tesla Inc.(a)	2,391	544,048
TJX Companies Inc. (The)	201	14,492
Tractor Supply Co.	380	83,513
Ulta Beauty Inc.(a)(b)	208	87,229

		4,319,145

Consumer Staples — 9.3%
Altria Group Inc.	2,272	105,125
Archer-Daniels-Midland Co.	449	43,544
Brown-Forman Corp., Class A, NVS	14	963
Brown-Forman Corp., Class B	351	23,868
Bunge Ltd.	146	14,410

Security	Shares	Value

Consumer Staples (continued)
Campbell Soup Co.	402	$21,270
Church & Dwight Co. Inc.	737	54,634
Clorox Co. (The)	309	45,126
Coca-Cola Co. (The)	11,507	688,694
Colgate-Palmolive Co.	996	73,545
Costco Wholesale Corp.	1,394	699,091
Estee Lauder Companies Inc. (The), Class A	501	100,446
General Mills Inc.	864	70,485
Hershey Co. (The)	811	193,642
Hormel Foods Corp.	1,142	53,046
JM Smucker Co. (The)	191	28,776
Kellogg Co.	612	47,014
Keurig Dr Pepper Inc.	1,444	56,085
Kimberly-Clark Corp.	195	24,270
Kraft Heinz Co. (The)	1,093	42,048
Kroger Co. (The)	1,863	88,101
McCormick & Co. Inc./MD, NVS	409	32,164
Mondelez International Inc., Class A	1,482	91,113
Monster Beverage Corp.(a)	656	61,480
PepsiCo Inc.	2,621	475,921
Philip Morris International Inc.	1,104	101,402
Procter & Gamble Co. (The)	3,948	531,677
Sysco Corp.	126	10,907
Tyson Foods Inc., Class A	309	21,120
Walmart Inc.	1,676	238,545
Walgreens Boots Alliance Inc.	559	20,404

		4,058,916

Energy — 7.2%
APA Corp.	149	6,774
Baker Hughes Co.	824	22,792
Cheniere Energy Inc.	430	75,856
Chevron Corp.	3,394	613,975
ConocoPhillips	2,389	301,229
Coterra Energy Inc.	3,469	107,990
Devon Energy Corp.	2,707	209,386
Diamondback Energy Inc.	160	25,138
EOG Resources Inc.	633	86,417
EQT Corp.	410	17,154
Exxon Mobil Corp.	7,020	777,886
Halliburton Co.	941	34,271
Hess Corp.	272	38,374
Kinder Morgan Inc.	5,184	93,934
Marathon Oil Corp.	973	29,628
Marathon Petroleum Corp.	2,174	247,010
Occidental Petroleum Corp.	1,151	83,563
Pioneer Natural Resources Co.	164	42,051
Schlumberger NV	4,749	247,090
Targa Resources Corp.	269	18,392
Valero Energy Corp.	213	26,742
Williams Companies Inc. (The)	1,327	43,433

		3,149,085

Financials — 9.1%
American Express Co.	427	63,388
American International Group Inc.	1,716	97,812
Ameriprise Financial Inc.	453	140,031
Annaly Capital Management Inc.	613	11,371
Aon PLC, Class A	125	35,186
Arthur J Gallagher & Co.	383	71,652
Assurant Inc.	121	16,439
Bank of America Corp.	5,165	186,147

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financials (continued)
Berkshire Hathaway Inc., Class B(a)	2,567	$757,496
Blackstone Inc., NVS	2,844	259,202
Cboe Global Markets Inc.	266	33,117
Charles Schwab Corp. (The)	1,297	103,332
Citigroup Inc.	1,422	65,213
CME Group Inc.	165	28,595
Coinbase Global Inc., Class A(a)(b)	758	50,217
Erie Indemnity Co., Class A, NVS	158	40,608
FactSet Research Systems Inc.	168	71,482
Fidelity National Financial Inc.	889	35,009
Goldman Sachs Group Inc. (The)	268	92,329
Intercontinental Exchange Inc.	380	36,317
JPMorgan Chase & Co.	1,618	203,674
LPL Financial Holdings Inc.	54	13,805
MarketAxess Holdings Inc.	170	41,487
Marsh & McLennan Companies Inc.	679	109,652
MetLife Inc.	431	31,554
Moody’s Corp.	710	188,058
Morgan Stanley	985	80,937
Progressive Corp. (The)	903	115,945
Prudential Financial Inc.	478	50,281
S&P Global Inc.	1,578	506,932
SEI Investments Co.	565	30,679
T Rowe Price Group Inc.	1,000	106,160
Tradeweb Markets Inc., Class A	258	14,211
W R Berkley Corp.	180	13,388
Wells Fargo & Co.	5,116	235,285
Willis Towers Watson PLC	187	40,805

		3,977,796

Health Care — 17.9%
Abbott Laboratories	1,504	148,806
AbbVie Inc.	3,426	501,566
Abiomed Inc.(a)	57	14,369
Agilent Technologies Inc.	331	45,794
AmerisourceBergen Corp.	266	41,821
Amgen Inc.	551	148,963
Avantor Inc.(a)	242	4,881
Baxter International Inc.	480	26,088
Becton Dickinson and Co.	185	43,654
BioMarin Pharmaceutical Inc.(a)	223	19,319
Bio-Techne Corp.	23	6,814
Bristol-Myers Squibb Co.	3,870	299,809
Cardinal Health Inc.	252	19,127
Centene Corp.(a)	258	21,964
Chemed Corp.	17	7,937
Cigna Corp.	39	12,599
Cooper Companies Inc. (The)	42	11,482
CVS Health Corp.	1,503	142,334
Danaher Corp.	776	195,296
Dexcom Inc.(a)	89	10,749
Edwards Lifesciences Corp.(a)	844	61,131
Elevance Health Inc.	206	112,635
Eli Lilly & Co.	2,934	1,062,372
Gilead Sciences Inc.	2,014	158,018
Henry Schein Inc.(a)	182	12,460
Hologic Inc.(a)	502	34,036
Horizon Therapeutics PLC(a)	471	29,353
Humana Inc.	31	17,301
IDEXX Laboratories Inc.(a)	172	61,865
Incyte Corp.(a)	351	26,093

Security	Shares	Value

Health Care (continued)
Intuitive Surgical Inc.(a)	61	$15,035
IQVIA Holdings Inc.(a)	29	6,080
Johnson & Johnson	6,465	1,124,716
Laboratory Corp. of America Holdings	42	9,318
McKesson Corp.	209	81,378
Medtronic PLC	973	84,982
Merck & Co. Inc.	7,228	731,474
Mettler-Toledo International Inc.(a)	9	11,384
Molina Healthcare Inc.(a) .	19	6,818
Neurocrine Biosciences Inc.(a)	129	14,850
Pfizer Inc.	15,187	706,955
Quest Diagnostics Inc.	265	38,067
Regeneron Pharmaceuticals Inc.(a)	323	241,846
ResMed Inc.	48	10,737
Seagen Inc.(a)	189	24,033
Stryker Corp.	31	7,106
Thermo Fisher Scientific Inc.	323	166,012
UnitedHealth Group Inc.	1,445	802,192
Veeva Systems Inc., Class A(a)(b)	147	24,687
Vertex Pharmaceuticals Inc.(a)	868	270,816
Waters Corp.(a)	25	7,479
West Pharmaceutical Services Inc.	137	31,524
Zoetis Inc.	787	118,664

		7,834,789

Industrials — 6.6%
3M Co.	1,181	148,558
A O Smith Corp.	199	10,901
Allegion PLC	142	14,877
AMERCO.	30	17,256
Boeing Co. (The)(a)	422	60,139
Booz Allen Hamilton Holding Corp.	211	22,967
Caterpillar Inc.	459	99,355
CH Robinson Worldwide Inc.	557	54,430
Cintas Corp.	163	69,691
Copart Inc.(a)	400	46,008
Deere & Co.	51	20,187
Emerson Electric Co.	492	42,607
Expeditors International of Washington Inc.	981	95,991
Fastenal Co.	1,084	52,390
FedEx Corp.	141	22,599
Generac Holdings Inc.(a)	93	10,780
General Dynamics Corp.	358	89,428
General Electric Co.	808	62,870
HEICO Corp.	12	1,952
Honeywell International Inc.	598	122,004
Illinois Tool Works Inc.	679	144,987
Lockheed Martin Corp.	946	460,399
Norfolk Southern Corp.	51	11,632
Northrop Grumman Corp.	152	83,449
Old Dominion Freight Line Inc.	320	87,872
Raytheon Technologies Corp.	1,119	106,104
Republic Services Inc.	776	102,913
Robert Half International Inc.	254	19,421
Rollins Inc.	920	38,714
Uber Technologies Inc.(a)	265	7,041
Union Pacific Corp.	561	110,596
United Parcel Service Inc., Class B	1,942	325,809
Verisk Analytics Inc.	136	24,865
Waste Connections Inc.	738	97,350
Waste Management Inc.	857	135,723

2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrials (continued)
WW Grainger Inc.	120	$70,122

		2,891,987

Information Technology — 26.1%
Accenture PLC, Class A	1,414	401,435
Adobe Inc.(a)	925	294,613
Advanced Micro Devices Inc.(a)	2,808	168,649
Akamai Technologies Inc.(a)	305	26,941
Amphenol Corp., Class A	662	50,199
Analog Devices Inc.	47	6,703
Apple Inc.	19,316	2,961,915
Applied Materials Inc.	1,262	111,422
Arista Networks Inc.(a)	546	65,990
Atlassian Corp., NVS	36	7,298
Autodesk Inc.(a)	30	6,429
Automatic Data Processing Inc.	717	173,299
Black Knight Inc.(a)	216	13,062
Broadcom Inc.	668	314,040
Broadridge Financial Solutions Inc.	179	26,861
Cadence Design Systems Inc.(a)	296	44,811
CDW Corp./DE	38	6,567
Cisco Systems Inc.	8,919	405,190
Cognizant Technology Solutions Corp., Class A	393	24,464
Crowdstrike Holdings Inc., Class A(a)	39	6,287
Dell Technologies Inc., Class C	617	23,693
Enphase Energy Inc.(a)	29	8,903
Fiserv Inc.(a)	293	30,103
Fortinet Inc.(a)	1,269	72,536
Gartner Inc.(a)	61	18,417
Intel Corp.	6,691	190,225
International Business Machines Corp.	969	134,003
Intuit Inc.	244	104,310
Jack Henry & Associates Inc.	340	67,680
Keysight Technologies Inc.(a)	426	74,188
KLA Corp.	231	73,100
Lam Research Corp.	148	59,907
Manhattan Associates Inc.(a)	51	6,205
Mastercard Inc., Class A	1,877	615,994
Microchip Technology Inc.	126	7,779
Microsoft Corp.	8,734	2,027,423
Monolithic Power Systems Inc.	46	15,615
Motorola Solutions Inc.	207	51,690
NortonLifeLock Inc.	1,144	25,774
Nvidia Corp.	4,454	601,156
ON Semiconductor Corp.(a)	329	20,210
Oracle Corp.	2,065	161,215
Palo Alto Networks Inc.(a)	323	55,424
Paychex Inc.	1,268	150,017
Paycom Software Inc.(a)	56	19,376
PayPal Holdings Inc.(a)	911	76,141
Qualcomm Inc.	2,417	284,384
Roper Technologies Inc.	89	36,894
Salesforce Inc.(a)	762	123,894
ServiceNow Inc.(a)	36	15,147
Skyworks Solutions Inc.	200	17,202
Snowflake Inc., Class A(a)	57	9,137
Synopsys Inc.(a)	30	8,777
TE Connectivity Ltd.	56	6,845
Texas Instruments Inc.	2,325	373,465
Tyler Technologies Inc.(a)	89	28,776
VeriSign Inc.(a)	206	41,295

Security	Shares	Value

Information Technology (continued)
Visa Inc., Class A	3,215	$666,019
VMware Inc., Class A	65	7,314
Western Union Co. (The)	1,209	16,334
Workday Inc., Class A(a)	29	4,519
Zebra Technologies Corp., Class A(a)	27	7,647
Zoom Video Communications Inc., Class A(a)	112	9,345

		11,464,253

Materials — 1.9%
Air Products and Chemicals Inc.	66	16,526
Alcoa Corp.	205	8,001
Amcor PLC	2,638	30,548
Celanese Corp.	433	41,620
CF Industries Holdings Inc.	333	35,385
Cleveland-Cliffs Inc.(a)	3,219	41,815
Corteva Inc.	984	64,294
Ecolab Inc.	54	8,482
FMC Corp.	128	15,219
International Paper Co.	207	6,957
Linde PLC	400	118,940
LyondellBasell Industries NV, Class A	992	75,838
Mosaic Co. (The)	179	9,621
Newmont Corp.	1,882	79,646
Nucor Corp.	1,202	157,919
Packaging Corp. of America	103	12,382
Sealed Air Corp.	82	3,905
Sherwin-Williams Co. (The)	122	27,454
Steel Dynamics Inc.	678	63,766

		818,318

Real Estate — 1.8%
American Tower Corp.	458	94,893
AvalonBay Communities Inc.	114	19,964
Camden Property Trust	46	5,315
CBRE Group Inc., Class A(a)	544	38,591
Crown Castle Inc.	275	36,647
Equinix Inc.	22	12,462
Equity Residential	390	24,578
Essex Property Trust Inc.	43	9,556
Extra Space Storage Inc.	146	25,906
Host Hotels & Resorts Inc.	342	6,457
Iron Mountain Inc.	207	10,364
Kimco Realty Corp.	314	6,713
Mid-America Apartment Communities Inc.	144	22,673
Prologis Inc.	1,448	160,366
Public Storage	565	175,009
Realty Income Corp.	527	32,816
SBA Communications Corp.	66	17,813
Simon Property Group Inc.	256	27,899
VICI Properties Inc.	991	31,732
Welltower Inc.	296	18,068
Weyerhaeuser Co.	943	29,167

		806,989

Utilities — 2.9%
Alliant Energy Corp.	131	6,834
Ameren Corp.	292	23,804
American Electric Power Co. Inc.	567	49,851
Atmos Energy Corp.	1,696	180,709
CenterPoint Energy Inc.	214	6,123
CMS Energy Corp.	389	22,192
Consolidated Edison Inc.	929	81,715

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Utilities (continued)
Dominion Energy Inc.	316	$22,111
DTE Energy Co.	167	18,722
Duke Energy Corp.	1,205	112,282
Edison International	235	14,109
Entergy Corp.	126	13,500
Eversource Energy	217	16,553
Exelon Corp.	1,764	68,073
FirstEnergy Corp.	358	13,500
NextEra Energy Inc.	1,730	134,075
NiSource Inc.	214	5,498
NRG Energy Inc.	4,276	189,854
Sempra Energy	261	39,395
Southern Co. (The)	2,349	153,812
Vistra Corp.	302	6,937
WEC Energy Group Inc.	550	50,231
Xcel Energy Inc.	805	52,414

		1,282,294

Total Long-Term Investments — 99.8% (Cost: $49,288,252)		43,742,158

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	114,785	$114,762
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	40,000	40,000

Total Short-Term Securities — 0.4% (Cost: $154,768)		154,762

Total Investments — 100.2% (Cost: $49,443,020)		43,896,920

Liabilities in Excess of Other Assets — (0.2)%		(72,751)

Net Assets — 100.0%		$43,824,169

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,425,099	$ —	$(1,310,515	)(a)	$332	$(154)	$114,762	114,785	$299	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	240,000	—	(200,000	)(a)	—	—	40,000	40,000	722		—

					$332	$(154)	$154,762		$1,021		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock U.S. Equity Factor Rotation ETF

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$43,742,158	$—	$—	$43,742,158
Money Market Funds	154,762	—	—	154,762

	$43,896,920	$—	$—	$43,896,920

Portfolio Abbreviation

NVS	Non-Voting Shares

5